Income Tax - Schedule of Tax Losses (Details) (20-F) (Parenthetical)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Major components of tax expense (income) [abstract]
Applicable tax rate	27.50%	27.50%	28.50%	28.50%